SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Summary of Information Regarding Deferred Income From Equity Investee) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Investment in original cost	$ 4,903		$ 4,921
Accumulated gain on equity investment	5,297		1,876
Deferred gross profit on equity investment	(16,384)	[1]	(2,003)	[1]
Investment in an equity investee			4,794
Deferred income from equity investee	$ (6,184)

[1]	The difference of revenue recognition point between the Company and Zhongtianxin, the Company eliminated its intra-entity of 51% interest in the voting common stock of Zhongtianxin.